Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Nov. 27, 2024
Document Creation Date	dei_DocumentCreationDate	Nov. 26, 2024